Shareholders Equity - USD ($)	Common Stock	Preferred Stock A	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Balances at Jun. 30, 2014	537,989,764	1,000,000	7,625,395	(19,204,108)	(11,177,357)
Amount Balance	$ 400,356	$ 1,000
Shraes Issued for Aquisitions	2,000,000		164,000		166,000
Amount Shares issued for aquisitions	2,000
Shares Issued for services rendered	$ 5,107,143		$ 248,959		$ 254,066
Amount of Shares for services	5,107
Shares issued upon conversion of convertible notes	103,005,455		1,067,843		1,170,848
Amount of Shares issued upon Conversion of convertible notes	103,005
Benefilcial conversion feature of convertible notes			298,332		298,332
Shares Issued as part of legal settlement			$ (148,490)		$ 124,661
Return of employee shares as part of settlement agreements	(11,000,000)
Amount Return of employee shares as part of settlement agreements	$ (11,000)
Cashless exercise of Warrants			1,244,661
Issuance of common stock for cash	$ 38,521,012		1,243,885		1,282,406
Amount of shares issued for cash	38,521
Gain on extinguishment of related party Convertible Debt			$ 622,342		622,342
Net Income (Loss)				$ 2,325,726	$ 2,325,726
Balances at Jun. 30, 2015	537,989,764	1,000,000	12,336,477	(16,878,382)	(3,972,916)
Amount Balance	$ 537,990	$ 1,000
Balances at Jun. 30, 2015	537,989,764	1,000,000	12,336,477	(16,878,382)	(3,972,916)
Amount Balance	$ 537,990
Shraes Issued for Aquisitions	65,667,587		925,682		991,350
Amount Shares issued for aquisitions	65,668		993,052		1,015,686
Shares Issued for services rendered	$ 28,724,139		$ 979,903		$ 1,008,627
Amount of Shares for services	28,724
Shares issued upon conversion of convertible notes	22,634,107		320,997		398,798
Amount of Shares issued upon Conversion of convertible notes	22,634		212,771
Shares Issued as part of legal settlement	$ 6,800,000		$ 493,200		$ 500,000
Amount Shares Issued as part of legal settlement	6,800
Cashless exercise of Warrants	46,908,834		311,614		358,523
Amount cashless exercise of warrants	46,909
Issuance of common stock for cash	$ 65,667,587		1,459,134		1,459,134
Amount of shares issued for cash	65,668
Gain on extinguishment of related party Convertible Debt			$ 212,771		212,771
Net Income (Loss)				$ (9,276,251)	$ (9,276,251)
Balances at Jun. 30, 2016	786,525,118	1,000,000	18,062.830	(26,154,633)	(7,304,278)
Amount Balance	$ 786,525	$ 1,000